FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Assets:
Total Assets	$ 36,957,469	$ 55,465,507	$ 21,729,230
Liabilities:
Total liabilities	7,593,216	17,336,760	18,547,333
Total | 2013 Notes
Liabilities:
Fair value of convertible debt	7,593,216
Total | Money market fund
Assets:
Total Assets	36,957,469	55,465,507	21,729,230
Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	36,957,469	55,465,507	21,729,230
Liabilities:
Total liabilities	7,593,216	17,336,760	18,547,333
Significant Other Observable Inputs (Level 2) | 2013 Notes
Liabilities:
Fair value of convertible debt	7,593,216
Significant Other Observable Inputs (Level 2) | Money market fund
Assets:
Total Assets	$ 36,957,469	$ 55,465,507	$ 21,729,230